Rule 497(e)

Registration Nos. 333-146827 and 811-22135

Innovator ETFs Trust

(the “Trust”)

Innovator S&P 500 Buffer ETF – July

Innovator S&P 500 Power Buffer ETF – July

Innovator S&P 500 Ultra Buffer ETF – July

(each, a “Fund” and together, the “Funds”)

This supplement to each Fund’s prospectus, each dated March 1, 2019, supercedes all previously filed supplements.

June 25, 2019

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 28, 2019, an outcome period for each Fund will end and each Fund will commence a new outcome period that will begin on July 1, 2019 and end on June 30, 2020. Each Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2019. As of June 25, 2019, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Cap Range
Innovator S&P 500 Buffer ETF – July	BJUL	12.65% – 15.90% (11.65% – 15.11% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Power Buffer ETF – July	PJUL	7.60% – 10.15% (6.81% – 9.36% after taking into account the Fund’s unitary management fee)
Innovator S&P 500 Ultra Buffer ETF – July	UJUL	7.38% – 9.39% (6.59% – 8.60% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

June 25, 2019

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Innovator ETFs Trust (File Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust, pursuant to the requirements of Rule 497 of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of a supplement, in the form of a sticker, to the prospectus of each of Innovator S&P 500 Buffer ETF – July, Innovator S&P 500 Power Buffer ETF – July and Innovator S&P 500 Ultra Buffer ETF – July, each a series of the Trust.

If you have questions or comments, please telephone the undersigned at (312) 845- 3484.

Very truly yours, Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures